COMMITTMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Dec. 31, 2016	Mar. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

13 — COMMITTMENTS AND CONTINGENCIES

LITIGATION

Reinvention Capital Advisors Co.

On December 18, 2015, Reinvention Capital Advisors Co. (“Reinvention” or “Plaintiff”) filed suit in the District Court of the Eastern District of Pennsylvania against the Company alleging breach of the financial advisory services agreement (“First Amended Agreement”) dated June 12, 2015, between the Company and Reinvention. Plaintiff alleged damages on the date the suit was filed of $500,996, including unpaid monthly advisory fees, unpaid expenses, and a success fee for the sale of the Company’s U.S. Operations. On June 10, 2016, the parties advised the Court that they reached a settlement for approximately $300,000, of which $50,000 remained outstanding at December 31, 2016.

Hall MOM, LLC.

On December 30, 2015, the Company entered into a Share Purchase Agreement (“Share Purchase Agreement”) with Hall MOM, LLC., a Texas limited liability company (“Hall MOM”). Pursuant to the Share Purchase Agreement, and in satisfaction of a $2,000,000 loan made to the Company by Hall MOM, the Company issued and sold equity shares representing 10% of the total paid up share capital of DPPL, on a fully diluted basis (the “Sale Shares”) to Hall MOM. In addition to the debt satisfaction, Hall MOM agreed to return to the Company for cancellation 1,000,000 shares of the Company’s common stock and warrants to purchase 2,500,000 shares of the Company’s common stock.
As part of the Share Purchase Agreement, Hall MOM possessed an option for the Company to buyback its investment for $3,000,000. On March 15, 2016, Hall MOM exercised its option, which required the Company to make a $3,000,000 payment by July 13, 2016. In July 2016, the Company and Hall MOM agreed to extend the payment date for an additional fee. During the three months ended September 30, 2016, the Company paid $300,000 to extend the repurchase date for an additional two months. At September 28, 2016, the obligation became immediately due and is recorded as a current liability at December 31, 2016.
On October 17th, 2016, Hall MOM filed suit in the State of Texas against the Company alleging breach of contract to reacquire its investment in DPPL. Hall MOM alleges damages on the date the suit was filed of $1,000,000, including pre-judgment interest, plus post-judgment interest. We have engaged external legal counsel and intend to vigorously dispute the alleged damages. No additional accrual has been recorded at December 31, 2016.

16 — COMMITTMENTS AND CONTINGENCIES

LITIGATION

During March 2015, the Calpian Commerce received cash payment of approximately $340,000 in relation to a recovery of disputed processing fees. This was a one-time settlement and was recorded to gain on legal settlement in the consolidated statements of operations and comprehensive loss.
On December 18, 2015, Reinvention Capital Advisors Co. (“Reinvention” or “Plaintiff”) filed suit in the District Court of the Eastern District of Pennsylvania against the Company alleging breach of the financial advisory services agreement (“First Amended Agreement”) dated June 12, 2015, between the Company and Reinvention. Plaintiff alleged damages on the date the suit was filed of $500,996, including unpaid monthly advisory fees, unpaid expenses, and a success fee for the sale of our U.S. Operations.
The majority shareholder of Happy Cellular is disputing the interest rate of the three bonds that were issued by MMPL during the year ended March 31, 2016. The bond holder alleges the interest rate is significantly higher than the amount disclosed in note 15: Related Parties. The Company is vigorously defending its position as it has engaged external legal counsel in India and is unable to estimate any liability relating to this matter.

PUT LIABILITY — NONCONTROLLING INVESTMENT

On December 30, 2015, the Company entered into a Share Purchase Agreement with HALL MOM, LLC., a Texas limited liability company (“HALL MOM”). Pursuant to the Purchase Agreement, and in satisfaction of a $2,000,000 loan made to the Company by Hall, the Company issued and sold equity shares representing 10% of the total paid up share capital of DPPL, on a fully diluted basis (the “Sale Shares”) to Hall. In addition to the debt satisfaction, Hall agreed to return to the Company for cancellation 1,000,000 shares of the Company’s common stock and warrants to purchase 2,500,000 shares of the Company’s common stock.
As part of the Share Purchase Agreement, HALL MOM possessed an option for the Company to buyback its investment for $3,000,000. On March 15, 2016, HALL MOM exercised its option, which required repayment by July 13, 2016. At March 31, 2016, the Company recorded its obligation as a current liability. As of August 19th, 2016, the Company has not completed paid HALL MOM. See note 19: Subsequent events for details on payments made to HALL MOM subsequent to year-end to extend the repayment date of this liability. The foregoing description of the terms of Share Purchase Agreement does not purport to be complete and is subject to, and qualified in its entirety by reference to such agreements which are filed herewith as Exhibit 10.4 and are incorporated herein by reference.